History and activity of the Company - Summary of Subsidiaries Over Which Control is Exercised, Directly and Indirectly (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
BBB Foods Limited Partnership
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%	[1]	100.00%
Country	Scotland	Scotland
Functional currency	Mexican peso	Mexican peso
Main activity	Intermediate parent	Intermediate parent
Lothian Shelf Limited
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%	[1]	100.00%
Country	Scotland	Scotland
Functional currency	Mexican peso	Mexican peso
Main activity	Holding Company	Holding Company
Tiendas Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%	[1]	100.00%
Country	Mexico	Mexico
Functional currency	Mexican peso	Mexican peso
Main activity	Operating company	Operating company
Tiendas BBB, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%	[1]	100.00%
Country	Mexico	Mexico
Functional currency	Mexican peso	Mexican peso
Main activity	Owner of some trademarks	Owner of some trademarks of the Company
Desarrolladora Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%	[1]	100.00%
Country	Mexico	Mexico
Functional currency	Mexican peso	Mexican peso
Main activity	Owner of a piece of land	Owner of a piece of land

[1]	BBB Foods Inc. owns 99.99% of Tiendas Tres B, Tiendas BBB and Desarrolladora Tres B, S.A. de C.V. (collectively, the “Mexican Subsidiaries”) through BBB Foods Limited Partnership and 0.01% through Lothian Shelf Limited.